Leases - Maturities of Lease Liabilities (Details) - GBP (£) £ in Thousands	Jun. 30, 2025	Jun. 30, 2024		Jun. 30, 2023
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease liabilities	£ 51,137	£ 63,937
Lease liabilities included in the balance sheet	47,109	58,007		£ 69,014
Current	13,661	14,450	[1]
Non-current	33,448	43,557	[1]
Leasehold buildings
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease liabilities	51,099	63,751
Lease liabilities included in the balance sheet	47,071	57,821		68,984
Current	13,623	14,290
Non-current	33,448	43,531
Other IT equipment
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease liabilities	38	186
Lease liabilities included in the balance sheet	38	186		£ 0
Current	38	160
Non-current	0	26
Less than 1 year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease liabilities	13,661	14,450
Less than 1 year | Leasehold buildings
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease liabilities	13,623	14,290
Less than 1 year | Other IT equipment
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease liabilities	38	160
1 to 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease liabilities	32,897	39,000
1 to 5 years | Leasehold buildings
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease liabilities	32,897	38,974
1 to 5 years | Other IT equipment
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease liabilities	0	26
More than 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease liabilities	4,579	10,487
More than 5 years | Leasehold buildings
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease liabilities	4,579	10,487
More than 5 years | Other IT equipment
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease liabilities	£ 0	£ 0

[1]	(1) Restated to include the effect of revisions arising from provisional to final acquisition accounting for GalaxE (refer to note 3C for details).